Selling, General and Administration Expenses (Tables)	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Components of Selling, General and Administrative Expenses

The components of selling, general and administrative expenses are as follows:

	(Millions of Yen)
	Year ended March 31, 2019	Year ended March 31, 2018	Year ended March 31, 2017
Transportation and storage	161,091	141,873	112,637
Salaries and bonuses	141,390	137,687	122,184
Retirement benefit costs	8,713	7,336	5,897
Research and development costs	58,621	61,019	54,912
Depreciation and amortization	8,693	10,064	7,138
Other	189,901	175,804	163,584

Total	568,409	533,787	466,351